Annual Total Returns- Federated Hermes Prime Cash Obligations Fund (Wealth Shares Only) [BarChart] - Wealth Shares Only - Federated Hermes Prime Cash Obligations Fund - WS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.15%	0.17%	0.06%	0.02%	0.08%	0.41%	1.08%	1.94%	2.25%	0.55%